Income Taxes (Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current	$ 40.5	$ 115.7	$ 123.6
Deferred	14.3	(23.5)	(18.7)
Total income tax provision	$ 54.8	$ 92.2	$ 104.9